Income Taxes - Schedule of Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	11 Months Ended
Dec. 31, 2020
Federal tax at a statutory rate	21.00%
Earnings taxed at other than Federal statutory rate	0.30%
Change in valuation allowance	(21.30%)
Income tax provision	0.00%